Share-based payments	12 Months Ended
Dec. 31, 2021
Share-based payments

10. Share-based payments

The Group’s employee incentives include share settled awards in the form of stock, offering employees the opportunity to purchase ordinary shares by exercising options (Stock Options – “SOPs”), receiving ordinary shares (Restricted Stock Units – “RSUs”) upon vesting, and receiving shares upon the achievement of market conditions and passage of time ("Awards").

The cost of the employee services received in respect of the SOPs and RSUs granted is recognized in the statement of profit or loss over the period that employee provides services and according to the vesting conditions. The Group has also issued Awards in 2020 and 2021 that grant shares upon the achievement of market conditions related to the valuation of the Company, and the passage of time for the Awards issued in 2021. RSUs incentive was implemented in 2020 and is expected to be the main incentive going forward.

At the end of 2016, the subsidiary Nu Pagamentos transferred its SOP plan to its indirect parent company, Nu Holdings, which became the issuer of the SOPs to all its subsidiaries under the program. The strike price of the options was determined in R$ until the transfer of the plan to Nu Holdings and thereafter in US$, accompanying the functional currency of the issuer. The plan was initially approved by the Board of Directors of Nu Pagamentos in July 2013. On January 30, 2020, Nu Holdings approved its Omnibus Incentive Plan which included the issuance of RSUs.

SOPs and RSUs are issued as part of the performance cycle and as a signing bonus. Over time, SOPs and RSUs have been issued with different vesting periods. Once vested, the options can be exercised up to 10 years after the grant date.

The overall cost of the grants is calculated using the number of SOPs and RSUs expected to vest and their fair values at the date of the grant. The number of SOPs and RSUs expected to vest considers the likelihood that service conditions included in the terms of the awards will be met and it is based on historical forfeiture. Failure to meet the vesting condition is treated as a forfeiture, resulting in ceasing the recognition of the expense.

The fair value of SOPs granted is determined based on a Black-Scholes option-pricing model. The Black-Scholes option-pricing model considers the exercise price of the option, the share price at the grant date, the expected term, the risk-free interest rate, the expected volatility of the share, and other relevant factors. The expected term of the SOPs is calculated based on the mid-point between the weighted-average time to vesting and the contractual maturity because the Group does not have significant historical post-vesting activity. The expected terms for SOPs with vesting periods of 4 and 5 years are 6.25 and 6.50 years, respectively.

The terms and conditions of the RSUs plans require the Group to withhold shares from the settlement to its employees to settle the employee’s tax obligation. Accordingly, the Group settles the transaction on a net basis by withholding the number of shares with a fair value equal to the monetary value of the employee’s tax obligation and issues the remaining shares to the employee on the vesting date. The employee’s tax obligation associated with the RSUs is calculated substantially based on the expected employee's personal tax rate and the fair value of the shares on the vesting date. In addition, for the countries where the Group is required to pay taxes and social wages charges, the Group recognizes expenses related to corporate taxes and social wages on the applicable awards, calculated mainly by applying the taxes rates to the fair value of the ordinary shares at the reporting dates, and presents them as "Share-based compensation" within "General and administrative expenses" in the consolidated statements of profit or loss.

On July 5, 2021, the Company issued class A ordinary shares pursuant to the achievement of market conditions determined on the Awards granted in 2020. The Awards granted on November 22, 2021, still outstanding, require certain service conditions from the Group's Chief Executive Officer (CEO) and determine that after 5 years following their grant, a number of class A ordinary shares equivalent to 1% of the total number of shares (on an as-converted, fully diluted basis and calculated immediately after the occurrence of the market conditions described herein) will be issued if the volume-weighted average price per class A ordinary share for a period of 60 consecutive trading days is (a) equal to or greater than US$18.69, and (b) is equal or greater than US$35.30 per share. As a result, the Company may issue up to 2% of the number of shares on a fully diluted basis; and the price per share will be adjusted in the event of any share splits, share dividends, combinations, subdivisions, recapitalizations, or others.

The fair value of the Awards was determined using a Monte Carlo simulation model. The Monte Carlo model considers the expected time until the market condition is satisfied, the share price at the grant date, the risk-free interest rate, the expected volatility of the share, and other relevant factors. The vesting period reflects the estimate of the length to when the Company reaches the valuation determined by the market condition and will not be subsequently revised. The expenses will be recorded during the vesting period irrespective of whether that market condition is satisfied.

The expected life of the SOPs was calculated as described above and is not necessarily indicative of exercise patterns that may occur. The expected volatility was calculated, up to 2018, based on a hypothetical peer-leveraged volatility based on available data reflecting small-cap Brazilian companies through the Ishares MSCI Brazil Small-Cap ETF ("EWZS”) due to available peers having short trading histories, and after 2019, on a leverage-adjusted peer-based volatility. The volatility reflects the assumption that the historical volatility over a period similar to the life of the stock options or to the Award over the expected time until the market condition is satisfied is indicative of future trends, which may not necessarily be the actual outcome.

Before the IPO date, the share price used as an input to the Black-Scholes and Monte Carlo models and for the RSUs was calculated using one or a combination of a discounted cash flow model ("CFM") and an option pricing model ("OPM") based substantially on the previous preferred share price transactions. The dividend was determined to be zero because the Company does not expect to pay it in the foreseeable future, and the holders of SOPs, RSUs and Awards do not have rights to dividends. The Company applied a discount for the lack of marketability, calculated based on a Finnerty model, to the results of the models to reflect the lack of publicly or active market for selling the shares. After the IPO date, the fair value of RSUs granted is determined based on the publicly traded price.

Neither the Company nor any of its subsidiaries hedge the risks related to share-based payments derived from the increase in expenses due to the issuance of new grants or appreciation of the share value of the Company.

There were no changes to the terms and conditions of the SOPs, RSUs and Awards after the grant date.

The changes in the number of SOPs and RSUs are as follows. WAEP is the weighted average exercise price and WAGDFV is the weighted average fair value at the grant date.

SOPs	2021	WAEP (US$)	2020	WAEP (US$)	2019	WAEP (US$)

Outstanding on January 1	42,515,821	1.58	51,034,938	0.91	2,728,085	9.19
Granted during the year	1,141,362	23.75	3,376,767	9.92	354,354	72.68
Exercised during the year	(18,822,551)	0.38	(6,804,750)	0.24	(999,466)	3.09
Forfeited during the year	(853,059)		(5,091,134)		(41,575)
Balances before 6-for-1 forward share split	23,981,573	3.01	42,515,821	1.58	2,041,398
Issuance due to 25-for-1 forward share split					48,993,540	23
Issuance of options due to 6-for-1 forward split (note 27)	119,907,866
Outstanding on December 31	143,889,439	0.50	42,515,821	1.58	51,034,938	0.91
Exercisable on December 31	101,416,310	0.20	30,190,826	0.56	29,883,161	0.39

RSUs	2021	WAGDFV (US$)	2020	WAGDFV (US$)

Outstanding on January 1	5,294,454	10.47	-
Granted during the year	13,103,243	36.65	6,048,335	10.45
Vested during the year	(3,092,289)	15.06	(430,680)	10.46
Forfeited during the year	(1,817,919)		(323,201)
Balances before 6-for-1 forward share split	13,487,489	28.91	5,294,454	10.47
Issuance of RSUs due to 6-for-1 forward split (note 27)	67,437,448
Outstanding on December 31	80,924,937	4.82	5,294,454	10.47

The following table presents the following table presents the total amount of share-based compensation granted as of December 31,2021 and 2020 and the related expenses and provision for taxes as of December 31, 2021, 2020 and 2019.

	2021	2020	2019
	US$	US$	US$
Share-based payments granted, net of shares withheld for employee taxes	139,025	40,861	18,511
Share-based compensation expenses	225,445	56,273	4,968
Liability provision for taxes presented as salaries, allowances and social security contributions	61,772	10,334	4,968

The following table presents additional information relating to the SOP characteristics and the valuation model:

	2021	2020	2019

Weighted average fair value of options granted during the year (US$)*	2.58	7.45	68.90
Weighted average share fair value of options granted during the year (US$)*	3.97	10.53	99.90
Exercised price of options granted during the year (US$)*	3.98	6.70 to 10.4	20.5 to 166.5
Expected volatility of options issued during the year (%)	72.5 and 75.0	69.5 and 77.9	64.3 and 77.9
Risk–free interest rate p.y. (%)	0.5	1.3 to 1.7	1.2 to 1.2
Weighted average share price of options exercised during the year (US$)*	3.98	10,6	234.5

Range of exercise prices remaining at year end (US$)
Zero to US$ 3.0	95.0%	90.8%	26.7%
US$ 3.1 to US$ 6.0	5.0%	-	-
US$ 6.1 to US$ 10.0	-	2.3%	10.8%
US$ 10.1 to US$ 50.0	-	6.9%	45.6%
US$ 50.1 to US$ 100.0	-	-	15.4%
US$ 100.1 and above	-	-	1.5%

Total cash to be received upon exercise of SOPs outstanding at year end
Vested	20,779	16,761	11,690
Unvested	51,367	50,375	34,873

Weighted remaining contractual life (in years)	5.7	6.0	6.9

(*) After the 6-for-1 forward share split.

The following table presents additional information relating to the RSUs and Awards characteristics and the valuation model:

	2021	2020
Most relevant vesting periods for the grants outstanding
3 years	49.7%	57.3%
5 years	44.5%	35.0%
Volatility (%)	68.0 to 75.0	62.4 to 74.2
Discount for the lack of marketability (%)	17.0 to 19.0	21.4 to 23.0
Risk free interest rate (%)	0.06 to 0.11	0.41
Awards vesting period	Up to 7.4 years	Up to 4.5 years